Share-Based Payments (Details 3) - $ / shares	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Restricted Shares And Deferred Stock Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	97,922	109,091	167,134
Granted Weighted Average Grant Date Fair Value (in dollars per share)	$ 113.57	$ 104.82	$ 101.08
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	121,936	75,848	101,020
Granted Weighted Average Grant Date Fair Value (in dollars per share)	$ 132.46
Granted Weighted Average Conversion Date Fair Value (in dollars per share)	$ 132.46	$ 111.41	$ 104.91